Provisions - Movement of provisions (Details) € in Thousands	12 Months Ended
Mar. 31, 2024 EUR (€)
Legal claims
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	€ 1,062
Additional provisions	22
Unwinding of discount	0
Reversals	0
Exchange differences	0
Provisions at end of period	1,084
Social contributions
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	1,444
Additional provisions	1,096
Unwinding of discount	0
Reversals	0
Exchange differences	0
Provisions at end of period	2,540
Other
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	168
Additional provisions	33
Unwinding of discount	34
Reversals	(145)
Exchange differences	1
Provisions at end of period	€ 91